June 15, 2022

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Harbor ETF Trust - Post-Effective Amendment No. 16

Statement on Form N-1A (the “Amendment”)

1933 Act Registration No. 333-255884

1940 Act Registration No. 811-23661

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Harbor ETF Trust (the “Trust”) certifies that:

a.

the form of the Harbor Energy Transition Strategy ETF Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 16; and

b.	the text of the Post-Effective Amendment No. 16 was filed with the Commission via EDGAR on June 10, 2022 (Accession No. 0001193125-22-171637) with an effective date of June 10, 2022.

Please do not hesitate to contact the undersigned at (312) 443-4426 if you have any questions.

Sincerely,

/s/ Diana R. Podgorny
Diana R. Podgorny
Secretary

Cc:	Christopher P. Harvey, Esq.

Stephanie Capistron, Esq.

Dechert LLP

Charles F. McCain, Esq.

Anmarie S. Kolinski

Erik D. Ojala, Esq.

Harbor ETF Trust

P.O. Box 804660  |  Chicago, Illinois 60680-4108

800-422-1050  |  www.harborcapital.com

Foreside Fund Services, LLC is the Distributor of Harbor ETF Trust